SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	Apr. 30, 2026	Mar. 03, 2026	Jan. 31, 2026	Jan. 23, 2023
Class of Warrant or Right [Line Items]
Exercise Price		$ 8.00
Quantity	2,908,853		2,347,045
5/11/27 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 3.00		$ 3.00
Quantity	10,720		10,720
Warrants quantity	10,720		10,720
11/29/27 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 3.00		$ 3.00
Quantity	1,535,807		1,535,807
Warrants quantity	1,535,807		1,535,807
12/10/27 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 3.00		$ 3.00
Quantity	150,750		150,750
Warrants quantity	150,750		150,750
March Three Two Thousand Twenty Nine [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 3.00
Quantity	29,500
Warrants quantity	29,500
5/8/26 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.60		$ 4.60
Quantity	54,674		54,674
Warrants quantity	54,674		54,674
11/17/26 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.80		$ 4.80
Quantity	6,250		6,250
Warrants quantity	6,250		6,250
12/8/26 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.80		$ 4.80
Quantity	6,250		6,250
Warrants quantity	6,250		6,250
12/11/26 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.80		$ 4.80
Quantity	3,125		3,125
Warrants quantity	3,125		3,125
3/28/27 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.80		$ 4.80
Quantity	508,344		508,344
Warrants quantity	508,344		508,344
6/7/27 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.80		$ 4.80
Quantity	37,500		37,500
Warrants quantity	37,500		37,500
9/5/27 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.80		$ 4.80
Quantity	3,125		3,125
Warrants quantity	3,125		3,125
8/10/28 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.80		$ 4.80
Quantity	10,000		10,000
Warrants quantity	10,000		10,000
8/12/28 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.80		$ 4.80
Quantity	2,500		2,500
Warrants quantity	2,500		2,500
12/22/28 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 7.50		$ 7.50
Quantity	10,000		10,000
Warrants quantity	10,000		10,000
1/16/29 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 7.50		$ 7.50
Quantity	8,000		8,000
Warrants quantity	8,000		8,000
January Sixteen Two Thousand Twenty Nine One [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 7.50
Quantity	248,958
Warrants quantity	248,958
January Sixteen Two Thousand Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 8.00
Quantity	283,350
Warrants quantity	283,350
Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 3.00		$ 3.00
Warrants quantity	1,726,777		1,697,277
Warrant One [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.60		$ 4.60	$ 4.60
Warrants quantity	54,674		1,697,277	54,674
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.80		$ 4.80	$ 4.80
Warrants quantity	577,094		54,674	577,094
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 7.50		$ 7.50	$ 7.50
Warrants quantity	266,958		577,094	18,000
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 8.00
Warrants quantity	283,350		18,000